CONDENSED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		67 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0
EXPENSES
Accounting and auditing	2,780	1,920	7,200	6,340	35,342
Bank charges and interest	8,641	0	8,641	0	9,522
Consulting	40,573	0	40,573	0	65,573
Edgarizing	3,017	392	3,017	952	10,500
Exploration	0	0	0	0	4,146
Filing fees	0	0	1,881	0	2,972
Impairment loss on mineral claim	0	0	0	0	12,000
Incorporation costs	0	0	0	0	620
Legal	35,234	0	35,234	0	37,234
Management fees	0	0	0	0	30,000
Office	0	385	437	451	2,029
Rent	5,118	0	5,118	0	13,207
Transfer agent's fees	1,560	0	1,632	564	5,501
Travel expenses	76,894	0	76,894	0	76,894
Web site development	47,782	0	47,782	0	47,782
Total Operating Expenses	221,599	2,697	228,410	8,307	353,322
Other Income:
Gain on forgiveness of debt	(88,776)	0	(88,776)	0	(88,776)
Interest income	(6,535)	0	(6,535)	0	(6,535)
NET LOSS	$ (126,288)	$ (2,697)	$ (133,098)	$ (8,307)	$ (258,011)
NET LOSS PER COMMON SHARE
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE OUTSTANDING SHARES
Basic and diluted	73,500,000	73,500,000	73,500,000	73,500,000